Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Lease Receivable and Lease Obligation	The following table summarizes changes in the Company’s lease receivable and lease obligation related to the Company’s office lease and sublease.
	Lease Receivable	Lease Obligation
Balance, April 1, 2022	$182	$1,263
Interest accrual	4	43
Interest received or paid	(4)	(43)
Principal repayment	(172)	(597)
Foreign exchange impact	(10)	(83)
Balance, March 31, 2023	$-	$583
Addition	-	998
Interest accrual	-	22
Interest received or paid	-	(22)
Principal repayment	-	(262)
Foreign exchange impact	-	(4)
Balance, March 31, 2024	$-	$1,315
Less: current portion	-	(213)
Non-current portion	$-	$1,102

Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value	The following table presents a reconciliation of the Company’s undiscounted cash flows to their present value for its lease obligation as at March 31, 2024:
Lease Obligation
Within 1 year	$284
Between 2 to 5 years	1,095
Over 5 years	338
Total undiscounted amount	1,717
Less future interest	(402)
Total discounted amount	$1,315
Less: current portion	(213)
Non-current portion	$1,102